Earnings per Share	12 Months Ended
Dec. 31, 2025
Earnings per Share [Abstract]
Earnings per Share

14.	Earnings per Share:

The calculation of net income per common share is summarized below:

	For the years ended December 31,
	2025	2024	2023

Net income	$21,242	$43,472	$2,282
Less: Dividends to non-vested participating securities	(133)	(549)	(61)
Less: Undistributed earnings to non-vested participating securities	(279)	(980)	(10)
Net income attributable to common shareholders, basic	$20,830	$41,943	$2,211

Undistributed earnings to non-vested participating securities	$279	$980	$10
Undistributed earnings reallocated to non-vested participating securities	(279)	(974)	(10)
Net income attributable to common shareholders, diluted	$20,830	$41,949	$2,211

Weighted average common shares outstanding, basic	20,471,002	19,745,379	18,394,419
Effect of dilutive securities:
Warrants	66,794	134,497	48,269
Weighted average common shares outstanding, diluted	20,537,796	19,879,876	18,442,688

Net income per share attributable to common shareholders, basic	$1.02	$2.12	$0.12
Net income per share attributable to common shareholders, diluted	$1.01	$2.11	$0.12

As of December 31, 2025, 2024 and 2023, 242,900, 252,000 and 607,580, respectively, non-vested participating shares under the Company’s Equity Incentive Plan were excluded from the computation of diluted shares as their effect was already considered under the more dilutive two-class method used above (Note 15). Additionally, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as of December 31, 2025, 2024 and 2023, because to do so would have anti-dilutive effect, are NIL, 27,304 and 27,304 incremental shares, respectively, of unexercised warrants (if any) that are out-of-the money as of the reporting date (Note 11), calculated with the treasury stock method.